Additional Financial Information - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 186.2	$ 277.0		$ 210.9
Restricted cash included in other current assets	42.8	43.7		27.5
Restricted cash included in other non-current assets	10.8	13.7		13.0
Total cash, cash equivalents and restricted cash	$ 239.8	$ 334.4	$ 297.4	$ 251.4	$ 270.3	$ 361.3